Financial Risk Management - Summary of Nominal Value of Currency Derivatives (Detail) - Currency risk [member] EUR_ in Millions	Dec. 31, 2017 EUR_
Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2023
Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2022
forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2020
Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2022
Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2022
Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2019
Forward derivatives purchases - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018
Less than 1 year [member] | Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	387
Less than 1 year [member] | Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	49
Less than 1 year [member] | forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	16
Less than 1 year [member] | Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	395
Less than 1 year [member] | Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	103
Less than 1 year [member] | Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	63
Less than 1 year [member] | Forward derivatives purchases - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	1
Over 1 year [member] | Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	376
Over 1 year [member] | Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	19
Over 1 year [member] | forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	2
Over 1 year [member] | Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	90
Over 1 year [member] | Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	35
Over 1 year [member] | Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	62